Management and assessment of financial risks (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) financial_institution	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 20, 2023
Disclosure of credit risk exposure [line items]
Operating expense	€ 185,433,000	€ 131,997,000	€ 69,419,000
Kreos & Claret financing, tranche B and C | European Central Bank base rate
Disclosure of credit risk exposure [line items]
Borrowings, adjustment to interest rate basis	7.50%			7.50%
Interest rate collar range	1.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Bottom of range
Disclosure of credit risk exposure [line items]
Borrowings, interest rate basis	2.50%			2.50%
Kreos & Claret financing, tranche B and C | European Central Bank base rate | Top of range
Disclosure of credit risk exposure [line items]
Borrowings, interest rate basis	4.00%			4.00%
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on foreign exchange			0
Credit risk
Disclosure of credit risk exposure [line items]
Number of financial institutions to maintain cash | financial_institution	2
Balances with banks in excess of legally insured limit	€ 143,881,000
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Operating expense	€ 10,547,000	10,112,000	€ 1,390,000
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on foreign exchange	€ 291,000	€ 386,000